Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 14,931,009		¥ 15,888,617		¥ 15,361,146
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	14,931,009		15,888,617		15,361,146
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,307,523		2,394,584		2,240,033
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	15,205,564		16,145,217		15,592,352
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,059,335		2,100,155		2,038,712
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10,194,638		11,287,764		11,045,209
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,600,937		2,380,042		2,137,265
Operating segments [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	350,654		377,256		371,166
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	13,570,587		14,609,724
Revenue arising from the other sources	1,360,422	[1]	1,278,893	[2]
Total	14,931,009		15,888,617		15,361,146
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	2,049,900		2,097,304
Revenue arising from the other sources	9,435	[1]	2,851	[2]
Total	2,059,335		2,100,155		2,038,712
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	9,956,024		11,061,180
Revenue arising from the other sources	3,056	[1]	10,937	[2]
Total	9,959,080		11,072,117		10,852,171
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,239,613		1,100,457
Revenue arising from the other sources	1,347,352	[1]	1,264,898	[2]
Total	2,586,965		2,365,355		2,123,194
Operating segments [member] | External customers [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	325,050		350,783
Revenue arising from the other sources	579	[1]	207	[2]
Total	325,629		350,990		¥ 347,069
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,757,682		1,843,269
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	77,241		79,297
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,473,552		1,590,032
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	130,775		86,437
Operating segments [member] | External customers [member] | Japan [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	76,114		87,503
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	7,094,537		7,500,406
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	203,822		188,022
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	5,648,818		6,163,120
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,108,827		1,013,987
Operating segments [member] | External customers [member] | North America [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	133,070		135,277
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	556,791		647,985
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	144,392		159,645
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	359,166		427,347
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	53,233		60,993
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	3,424,384		3,778,575
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,329,352		1,372,583
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	2,048,588		2,359,557
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	11		33
Operating segments [member] | External customers [member] | Asia [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	46,433		46,402
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	737,193		839,489
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	295,093		297,757
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	425,900		521,124
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Life creation and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 16,200		¥ 20,608

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.
[2]	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.